Goodwill and intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
VIU forecast period	5 years
Goodwill	£ 4,415	£ 4,450
Intangibles	£ 3,869	3,825
Retail Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	19.60%
Goodwill	£ 3,243
Intangibles	795
Business Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	629
Intangibles	208
Barclays UK | Retail Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	3,243	3,243
Barclays UK | Woolwich
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	2,501	2,501
Barclays UK | Business Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	£ 629	£ 629
Bottom of range | Total for all cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	15.20%	14.70%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Top of range | Total for all cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	19.60%	19.20%